MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN
Total contributions for employee benefits	$ 6,909	$ 7,540	$ 4,891